Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Customer Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating business segments	2
Number of Customers Accounted for more than 10% of revenue	0
Revenues	$ 3,456.5	$ 3,706.4	$ 3,853.8
Various Agencies Of U.S. Government
Segment Reporting Information [Line Items]
Revenues	512.0	523.0	652.0
Technology
Segment Reporting Information [Line Items]
Intersegment profit	6.0	11.5	8.2
Revenues	$ 460.4	$ 514.0	$ 499.2